UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                              -----------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
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           Upper Church Street, Douglas
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           Isle of Man IM1 1EE
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Form 13F File Number: 028-13625
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Haynes
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Title:  Director
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Phone:  44-1624-643155
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Signature,  Place,  and  Date  of  Signing:

/s/ Anthony Haynes                         Isle of Man             May 13, 2011
---------------------------------  -----------------------------   ------------
[Signature]                                [City, State]              [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              24
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Form 13F Information Table Value Total:       $ 392,075
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                                           (thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAKER HUGHES INC             COM             057224107   29,850   406,516 SH       SOLE                  406,516
BROADWIND ENERGY INC         COM             11161T108    1,310 1,000,000 SH       SOLE                1,000,000
CAMERON INTERNATIONAL CORP   COM             13342B105   22,366   391,700 SH       SOLE                  391,700
CARNIVAL CORP                PAIRED CTF      143658300   30,337   790,860 SH       SOLE                  790,860
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,872    95,220 SH       SOLE                   95,220
CONSOL ENERGY INC            COM             20854P109   10,672   199,000 SH       SOLE                  199,000
ENSCO PLC                    SPONSORED ADR   29358Q109   37,332   645,435 SH       SOLE                  645,435
FRONTIER OIL CORP            COM             35914P105   14,690   501,017 SH       SOLE                  501,017
GENCO SHIPPING & TRADING LTD NOTE 5.000% 8/1 36869MAA3    1,878 2,000,000 PRN      SOLE                2,000,000
GOLAR LNG LTD BERMUDA        SHS             G9456A100   17,909   700,114 SH       SOLE                  700,114
HALLIBURTON CO               COM             406216101   32,735   656,800 SH       SOLE                  656,800
INTEROIL CORP                COM             460951106   21,235   284,500 SH       SOLE                  284,500
NABORS INDUSTRIES LTD        SHS             G6359F103   31,240 1,028,300 SH       SOLE                1,028,300
NATIONAL OILWELL VARCO INC   COM             637071101   10,662   134,500 SH       SOLE                  134,500
PARAGON SHIPPING INC         CL A            69913R309    3,932 1,379,617 SH       SOLE                1,379,617
PENN WEST PETE LTD NEW       COM             707887105    9,684   349,600 SH       SOLE                  349,600
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR   71654V408   32,837   812,200 SH       SOLE                  812,200
SCHLUMBERGER LTD             COM             806857108   14,533   155,834 SH       SOLE                  155,834
SCORPIO TANKERS INC          SHS             Y7542C106    3,636   352,335 SH       SOLE                  352,335
SUNCOR ENERGY INC NEW        COM             867224107   11,183   249,400 SH       SOLE                  249,400
SUNPOWER CORP                COM CL A        867652109    5,108   298,000 SH       SOLE                  298,000
SUNTECH PWR HLDGS CO LTD     ADR             86800C104    5,522   560,000 SH       SOLE                  560,000
TEEKAY CORPORATION           COM             Y8564W103   22,354   605,300 SH       SOLE                  605,300
TESORO CORP                  COM             881609101   17,198   641,000 SH       SOLE                  641,000
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